SCHEDULE OF SALES MILESTONE (Details)	Mar. 31, 2024 USD ($)
Accounting Policies [Abstract]
Year 3 (Royalty)	$ 250,000
Year 4 (Royalty)	375,000
Year 5 (Royalty)	625,000
Year 6 (Royalty)	875,000
All subsequent years (Royalty)	$ 1,000,000